Earnings per Share (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of anti-dilutive shares
Anti-dilutive shares	121,405	522,569	585,595
Option shares
Summary of anti-dilutive shares
Anti-dilutive shares	121,405	223,951	286,977
Warrant shares
Summary of anti-dilutive shares
Anti-dilutive shares		298,618	298,618